Shareholders' equity - Regulatory Capital Ratios (Details)	Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	11.50%	10.70%
Tier 1 capital ratio	13.70%	12.80%
Total capital ratio	14.40%	13.60%
Tier 1 leverage ratio	6.60%	6.60%
SLR	6.10%	6.00%
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	15.10%	14.00%
Tier 1 capital ratio	15.10%	14.30%
Total capital ratio	15.20%	14.70%
Tier 1 leverage ratio	6.90%	7.60%
SLR	6.40%	6.80%